Loans, impaired loans and allowance for credit losses	3 Months Ended
Jan. 31, 2021
Text Block [Abstract]
Loans, impaired loans and allowance for credit losses
7.	Loans, impaired loans and allowance for credit losses
(a) Loans at am
o
rtized cost

	As at
	January 31, 2021			October 31, 2020
($ millions)	Gross carrying amount	Allowance for credit losses	Net carrying amount	Gross carrying amount	Allowance for credit losses	Net carrying amount
Residential mortgages	$290,474	$864	$289,610	$284,684	$884	$283,800
Personal loans	91,442	3,150	88,292	93,758	3,155	90,603
Credit cards	14,143	1,915	12,228	14,797	1,886	12,911
Business and government	215,180	1,661	213,519	217,663	1,714	215,949
Total	$611,239	$7,590	$603,649	$610,902	$7,639	$603,263
(b) Impaired loans
(1)(2)

	As at
	January 31, 2021			October 31, 2020
($ millions)	Gross impaired loans	Allowance for credit losses	Net	Gross impaired loans	Allowance for credit losses	Net
Residential mortgages	$1,563	$406	$1,157	$1,490	$392	$1,098
Personal loans	1,302	849	453	1,032	820	212
Credit cards	–	–	–	–	–	–
Business and government	2,414	739	1,675	2,531	745	1,786
Total	$5,279	$1,994	$3,285	$5,053	$1,957	$3,096
By geography:
Canada	$1,168	$497	$671	$1,127	$487	$640
United States	57	3	54	116	4	112
Mexico	674	260	414	570	222	348
Peru	973	475	498	824	498	326
Chile	715	228	487	775	233	542
Colombia	541	130	411	459	102	357
Other international	1,151	401	750	1,182	411	771
Total	$5,279	$1,994	$3,285	$5,053	$1,957	$3,096
(1)	Interest income recognized on impaired loans during the three months ended January 31, 2021 was $16 (October 31, 2020 – $11).
(2)	Additional interest income of approximately $78 would have been recorded if the above loans had not been classified as impaired (October 31, 2020 – $71).

(c)	Allowance for credit losses

(i)	Key inputs and assumptions
The Bank’s allowance for credit losses is measured using a three-stage approach based on the extent of credit deterioration since origination. The calculation of the Bank’s allowance for credit losses is an output of complex models with a number of underlying assumptions regarding the choice of variable inputs and their interdependencies. Some of the key drivers include the following:

•	Changes in risk ratings of the borrower or instrument reflecting changes in their credit quality;

•	Changes in the volumes of transactions;

•
Changes in the forward-looking macroeconomic environment reflected in the variables used in the models such as GDP growth, unemployment rates, commodity prices, and house price indices, which are most closely related with credit losses in the relevant portfolio;

•	Changes in macroeconomic scenarios and the probability weights assigned to each scenario; and

•	Borrower migration between the three stages.
The Bank determines its allowance for credit losses using four probability-weighted forward-looking scenarios (base case, optimistic, pessimistic and pessimistic front loaded).
The Bank considers both internal and external sources of information and data to achieve unbiased projections and forecasts in determining the allowance for credit losses. The Bank prepares the scenarios using forecasts generated by Scotiabank Economics (SE). The forecasts are generated using models whose outputs are modified by SE as necessary to formulate a ‘base case’ view of the most probable future direction of economic developments. The development of the baseline and alternative scenarios is overseen by a governance committee that consists of internal stakeholders from across the Bank. The final baseline and alternative scenarios reflect significant review and oversight, and incorporate judgment both in the determination of the scenarios’ forecasts and the probability weights that are assigned to them.

(ii)	Key macroeconomic variables
The inputs and models used for calculating expected credit losses may not always capture all characteristics of the market at the date of the financial statements. Qualitative adjustments or overlays may be made for certain portfolios or geographies as temporary adjustments in circumstances where, in the Bank’s view, the inputs, assumptions, and/or modelling techniques do not capture all relevant risk factors, including the emergence of economic or political events.
The Bank has applied expert credit judgement in the assessment of underlying credit deterioration and migration of balances to progressive stages. The Bank considered both quantitative and qualitative information in the assessment of significant increase in credit risk.
The Bank’s models are calibrated to consider past performance and macroeconomic forward-looking variables as inputs. The Bank has generated a forward-looking base case scenario and three alternate forward-looking scenarios. In these scenarios the Bank considered recovery time periods ranging from more immediate (V shape), mid-term
(W shape) to longer-term (L shape) periods.
While the base case scenario expects the overall economy to trace a V-shaped recovery, growth and employment in individual industries are expected to show considerable heterogeneity. Some industries either have already fully recovered or are expected to fully recover over the course of the next few quarters. In contrast, the activity in other industries is expected to remain below the pre-pandemic
levels for some time. This industry-level pattern of activity is referred to as a
K-shaped
recovery, and while not explicitly simulated in the base case scenario, it is incorporated through the consideration of significant increase in risk through expert credit judgement.
The following table shows certain key macroeconomic variables used to estimate the allowance for credit losses. For the base case, optimistic and pessimistic scenarios, the projections are provided for the next 12 months and for the remaining forecast period, which represents a medium-term view.

	Base Case Scenario		Alternative Scenario - Optimistic		Alternative Scenario - Pessimistic		Alternative Scenario - Pessimistic Front Loaded
As at January 31, 2021	Next 12 Months	Remaining Forecast Period	Next 12 Months	Remaining Forecast Period	Next 12 Months	Remaining Forecast Period	Next 12 Months	Remaining Forecast Period
Canada
Real GDP growth, y/y % change	4.6	2.3	6.5	3.4	-0.6	3.2	-6.8	4.4
Unemployment rate, average %	7.9	6.1	7.4	4.7	10.1	6.6	13.0	8.5
Bank of Canada overnight rate target, average %	0.3	1.0	0.6	1.8	0.3	0.7	0.3	0.5
HPI - Housing Price Index, y/y % change	4.0	1.7	5.3	3.1	-6.6	4.2	-12.6	6.4
USDCAD exchange rate, average	1.26	1.25	1.25	1.23	1.34	1.26	1.35	1.27
US
Real GDP growth, y/y % change	4.3	2.5	5.7	3.3	0.9	3.2	-2.9	4.2
Unemployment rate, average %	6.2	5.0	5.8	4.5	7.4	5.7	8.7	7.1
Mexico
Real GDP growth, y/y % change	3.8	1.9	5.6	2.7	0.6	2.7	-3.3	3.8
Unemployment rate, average %	4.7	4.3	4.3	3.4	7.3	4.9	10.2	6.8
Chile
Real GDP growth, y/y % change	5.5	3.0	8.2	4.5	2.2	3.9	-1.8	5.0
Unemployment rate, average %	11.7	7.8	11.0	6.9	14.2	8.4	17.1	10.3
Peru
Real GDP growth, y/y % change	8.7	3.6	11.4	5.2	5.5	4.5	1.6	5.5
Unemployment rate, average %	12.0	7.5	9.3	4.4	14.5	8.0	17.4	9.9
Colombia
Real GDP growth, y/y % change	5.0	3.6	6.8	4.8	1.8	4.5	-2.1	5.5
Unemployment rate, average %	13.2	9.0	11.1	6.4	15.7	9.5	18.6	11.4
Caribbean
Real GDP growth, y/y % change	3.6	4.1	5.4	4.9	0.4	5.4	-3.4	6.5
Global
WTI oil price, average USD/bbl	48	57	54	81	41	52	38	44
Copper price, average USD/lb	3.11	3.24	3.28	3.78	2.90	3.15	2.82	2.94
Global GDP, y/y % change	5.31	3.36	7.18	4.39	2.64	3.89	-0.02	4.63

	Base Case Scenario		Alternative Scenario - Optimistic		Alternative Scenario - Pessimistic		Alternative Scenario - Pessimistic Front Loaded
As at October 31, 2020	Next 12 Months	Remaining Forecast Period	Next 12 Months	Remaining Forecast Period	Next 12 Months	Remaining Forecast Period	Next 12 Months	Remaining Forecast Period
Canada
Real GDP growth, y/y % change	3.1	2.2	4.7	2.7	-2.0	3.8	-10.8	6.4
Unemployment rate, average %	7.3	5.5	6.7	4.7	9.9	5.8	14.1	7.1
Bank of Canada overnight rate target, average %	0.3	0.8	0.5	1.2	0.3	0.4	0.3	0.3
HPI - Housing Price Index, y/y % change	0.4	2.8	1.9	3.3	-6.3	4.6	-15.2	6.8
USDCAD exchange rate, average	1.30	1.25	1.30	1.25	1.37	1.27	1.40	1.33
US
Real GDP growth, y/y % change	2.5	2.2	3.6	2.4	-0.5	3.1	-7.4	5.2
Unemployment rate, average %	6.3	3.5	6.1	3.3	8.1	4.1	10.5	7.0
Mexico
Real GDP growth, y/y % change	1.0	2.3	2.5	2.6	-1.8	3.1	-8.7	5.3
Unemployment rate, average %	7.3	4.5	6.8	3.9	9.9	4.9	14.1	6.2
Chile
Real GDP growth, y/y % change	3.8	2.6	5.6	3.2	0.8	3.4	-6.2	5.6
Unemployment rate, average %	12.1	7.3	11.6	6.9	14.7	7.7	18.9	8.9
Peru
Real GDP growth, y/y % change	3.7	3.8	5.0	4.4	2.9	4.4	-3.5	6.3
Unemployment rate, average %	12.4	8.1	11.3	6.3	14.2	8.5	18.5	9.7
Colombia
Real GDP growth, y/y % change	1.9	3.5	3.0	4.0	1.1	4.0	-5.2	6.0
Unemployment rate, average %	14.4	8.2	13.6	6.8	16.2	8.7	20.5	9.8
Caribbean
Real GDP growth, y/y % change	2.2	4.1	3.3	4.4	1.0	4.7	-6.6	5.9
Global
WTI oil price, average USD/bbl	48	58	52	68	42	54	37	38
Copper price, average USD/lb	3.00	3.19	3.09	3.42	2.79	3.06	2.66	2.64
Global GDP, y/y % change	4.44	3.28	5.63	3.72	2.36	3.91	-2.67	5.34

(iii)	Sensitivity
The weighting of these multiple scenarios increased our reported allowance for credit losses for financial assets in Stage 1 and Stage 2, relative to our base case scenario, to $5,816 million (October 31, 2020 – $5,863 million) from $5,464 million (October 31, 2020 – $5,407 million). If we were to only use our pessimistic front loaded scenario for the measurement of allowance for credit losses for such assets, our allowance for credit losses on performing financial instruments would be $1,397 million (October 31, 2020 – $1,944 million) higher than the reported allowance for credit losses as at January 31, 2021. Actual results will differ as this does not consider the migration of exposures or incorporate changes that would occur in the portfolio due to risk mitigation actions and other factors.
Under our current probability-weighted scenarios, if all of our performing financial assets were in Stage 1, reflecting a 12 month expected loss period, the allowance for credit losses would be $528 million (October 31, 2020 – $495 million) lower than the reported allowance for credit losses on performing financial assets.

(iv)	Allowance for credit losses

Allowance for credit losses
($ millions)	Balance as at November 1, 2020	Provision for credit losses	Net write-offs	Other, including foreign currency adjustment	Balance as at January 31, 2021
Residential mortgages	$884	$25	$(33)	$(12)	$864
Personal loans	3,155	367	(343)	(29)	3,150
Credit cards	1,886	261	(216)	(16)	1,915
Business and government	1,892	111	(82)	(43)	1,878
	$7,817	$764	$(674)	$(100)	$7,807
Presented as:
Allowance for credit losses on loans	$7,639				$7,590
Allowance for credit losses on acceptances (1)	77				80
Allowance for credit losses on off-balance sheet exposures (2)	101				137
(1)	Allowance for credit losses on acceptances are recorded against the financial asset in the Consolidated Statement of Financial Position.
(2)	Allowance for credit losses on off-balance sheet exposures is recorded in other liabilities in the Consolidated Statement of Financial Position.

($ millions)	Balance as at November 1, 2019	Provision for credit losses	Net write-offs	Other, including foreign currency adjustment	Balance as at January 31, 2020
Residential mortgages	$680	$50	$(23)	$(68)	$639
Personal loans	2,065	463	(410)	(28)	2,090
Credit cards	1,255	303	(304)	(10)	1,244
Business and government	1,139	110	(90)	(46)	1,113
	$5,139	$926	$(827)	$(152)	$5,086
Presented as:
Allowance for credit losses on loans	$5,077				$5,021
Allowance for credit losses on acceptances (1)	6				15
Allowance for credit losses on off-balance sheet exposures (2)	56				50
(1)	Allowance for credit losses on acceptances are recorded against the financial asset in the Consolidated Statement of Financial Position.
(2)	Allowance for credit losses on off-balance sheet exposures is recorded in other liabilities in the Consolidated Statement of Financial Position.

Allowance for credit losses on loans	As at January 31, 2021
($ millions)	Stage 1	Stage 2	Stage 3	Total
Residential mortgages	$161	$297	$406	$864
Personal loans	787	1,514	849	3,150
Credit cards	448	1,467	–	1,915
Business and government	384	538	739	1,661
Total (1)	$1,780	$3,816	$1,994	$7,590
(1)	Excludes allowance for credit losses for other financial assets including acceptances, investment securities, deposits with banks and off-balance sheet credit risks amounted to $220.

	As at October 31, 2020
($ millions)	Stage 1	Stage 2	Stage 3	Total
Residential mortgages	$190	$302	$392	$884
Personal loans	864	1,471	820	3,155
Credit cards	501	1,385	–	1,886
Business and government	409	560	745	1,714
Total (1)	$1,964	$3,718	$1,957	$7,639
(1)	Excludes allowance for credit losses for other financial assets including acceptances, investment securities, deposits with banks and off-balance sheet credit risks amounted to $181.

	As at January 31, 2020
($ millions)	Stage 1	Stage 2	Stage 3	Total
Residential mortgages	$133	$218	$288	$639
Personal loans	619	878	593	2,090
Credit cards	407	837	–	1,244
Business and government	160	236	652	1,048
Total (1)	$1,319	$2,169	$1,533	$5,021
(1)	Excludes allowance for credit losses for other financial assets including acceptances, investment securities, deposits with banks and off-balance sheet credit risks amounted to $74.

The following table presents the changes to the allowance for credit losses on loans.

	As at January 31, 2021				As at January 31, 2020
($ millions)	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3	Total
Residential mortgages
Balance at beginning of period	$190	$302	$392	$884	$126	$229	$325	$680
Provision for credit losses
Remeasurement (1)	(65)	29	59	23	(8)	10	14	16
Newly originated or purchased financial assets	11	–	–	11	6	–	–	6
Derecognition of financial assets and maturities	(3)	(6)	–	(9)	–	(2)	–	(2)
Changes in models and methodologies	–	–	–	–	7	6	17	30
Transfer to (from):
Stage 1	32	(27)	(5)	–	15	(13)	(2)	–
Stage 2	(3)	20	(17)	–	(5)	24	(19)	–
Stage 3	–	(12)	12	–	–	(11)	11	–
Gross write-offs	–	–	(37)	(37)	–	–	(30)	(30)
Recoveries	–	–	4	4	–	–	7	7
Foreign exchange and other movements	(1)	(9)	(2)	(12)	(8)	(25)	(35)	(68)
Balance at end of period (2)	$161	$297	$406	$864	$133	$218	$288	$639
Personal loans
Balance at beginning of period	$864	$1,471	$820	$3,155	$609	$865	$591	$2,065
Provision for credit losses
Remeasurement (1)	(422)	536	252	366	(142)	151	342	351
Newly originated or purchased financial assets	99	–	–	99	98	–	–	98
Derecognition of financial assets and maturities	(28)	(70)	–	(98)	(24)	(27)	–	(51)
Changes in models and methodologies	–	–	–	–	16	33	16	65
Transfer to (from):
Stage 1	401	(398)	(3)	–	131	(128)	(3)	–
Stage 2	(92)	111	(19)	–	(51)	68	(17)	–
Stage 3	(31)	(126)	157	–	(1)	(89)	90	–
Gross write-offs	–	–	(406)	(406)	–	–	(476)	(476)
Recoveries	–	–	63	63	–	–	66	66
Foreign exchange and other movements	(4)	(10)	(15)	(29)	(17)	5	(16)	(28)
Balance at end of period (2)	$787	$1,514	$849	$3,150	$619	$878	$593	$2,090
Credit cards
Balance at beginning of period	$501	$1,385	$–	$1,886	$424	$831	$–	$1,255
Provision for credit losses
Remeasurement (1)	(133)	258	151	276	(75)	123	205	253
Newly originated or purchased financial assets	29	–	–	29	46	–	–	46
Derecognition of financial assets and maturities	(15)	(29)	–	(44)	(16)	(15)	–	(31)
Changes in models and methodologies	–	–	–	–	6	29	–	35
Transfer to (from):
Stage 1	113	(113)	–	–	62	(62)	–	–
Stage 2	(43)	43	–	–	(34)	34	–	–
Stage 3	–	(70)	70	–	–	(78)	78	–
Gross write-offs	–	–	(260)	(260)	–	–	(361)	(361)
Recoveries	–	–	44	44	–	–	57	57
Foreign exchange and other movements	(4)	(7)	(5)	(16)	(6)	(25)	21	(10)
Balance at end of period (2)	$448	$1,467	$–	$1,915	$407	$837	$–	$1,244
Business and government
Balance at beginning of period	$478	$592	$745	$1,815	$191	$263	$679	$1,133
Provision for credit losses
Remeasurement (1)	(10)	21	106	117	(15)	9	102	96
Newly originated or purchased financial assets	89	–	–	89	39	–	–	39
Derecognition of financial assets and maturities	(83)	(13)	(2)	(98)	(32)	(7)	(5)	(44)
Changes in models and methodologies	–	–	–	–	13	9	–	22
Transfer to (from):
Stage 1	18	(18)	–	–	8	(8)	–	–
Stage 2	(24)	24	–	–	(3)	3	–	–
Stage 3	–	(1)	1	–	(2)	(4)	6	–
Gross write-offs	–	–	(87)	(87)	–	–	(96)	(96)
Recoveries	–	–	5	5	–	–	6	6
Foreign exchange and other movements	(9)	(5)	(29)	(43)	(2)	(16)	(40)	(58)
Balance at end of period including off-balance sheet exposures (2)	$459	$600	$739	$1,798	$197	$249	$652	$1,098
Less: Allowance for credits losses on off-balance sheet exposures (3)	(75)	(62)	–	(137)	(37)	(13)	–	(50)
Balance at end of period (2)	$384	$538	$739	$1,661	$160	$236	$652	$1,048
(1)
Includes credit risk changes as a result of significant increases in credit risk, changes in credit risk that did not result in a transfer between stages, changes in model inputs and assumptions and changes due to drawdowns of undrawn commitments.

(2)	Interest income on impaired loans for residential mortgages, personal and credit cards, and business and government loans totaled $78 (January 31, 2020 – $81).
(3)	Allowance for credit losses on off-balance sheet exposures is recorded in other liabilities in the Consolidated Statement of Financial Position.

(d)	Carrying value of exposures by risk rating

Residential mortgages	As at January 31, 2021				As at October 31, 2020
Category of PD grades ($ millions)	Stage 1	Stage 2	Stage 3 (1)	Total	Stage 1	Stage 2	Stage 3 (1)	Total
Very low	$173,748	$1,504	$–	$175,252	$167,233	$1,892	$–	$169,125
Low	59,831	3,538	–	63,369	61,988	1,495	–	63,483
Medium	12,603	1,764	–	14,367	10,914	2,071	–	12,985
High	1,151	2,907	–	4,058	1,197	3,435	–	4,632
Very high	12	763	–	775	13	596	–	609
Loans not graded (2)	27,668	3,422	–	31,090	28,787	3,573	–	32,360
Default	–	–	1,563	1,563	–	–	1,490	1,490
Total	$275,013	$13,898	$1,563	$290,474	$270,132	$13,062	$1,490	$284,684
Allowance for credit losses	161	297	406	864	190	302	392	884
Carrying value	$274,852	$13,601	$1,157	$289,610	$269,942	$12,760	$1,098	$283,800
(1)	Stage 3 includes purchased or originated credit-impaired loans.
(2)	Portfolios where the customer account level ‘Probability of Default’ has not been determined have been included in the ‘Loans not graded’ category.

Personal loans	As at January 31, 2021				As at October 31, 2020
Category of PD grades ($ millions)	Stage 1	Stage 2	Stage 3 (1)	Total	Stage 1	Stage 2	Stage 3 (1)	Total
Very low	$29,793	$564	$–	$30,357	$29,557	$499	$–	$30,056
Low	25,350	1,372	–	26,722	25,508	1,793	–	27,301
Medium	7,182	2,057	–	9,239	6,619	2,779	–	9,398
High	5,341	2,766	–	8,107	5,809	2,964	–	8,773
Very high	161	1,347	–	1,508	318	1,367	–	1,685
Loans not graded (2)	12,501	1,706	–	14,207	13,629	1,884	–	15,513
Default	–	–	1,302	1,302	–	–	1,032	1,032
Total	$80,328	$9,812	$1,302	$91,442	$81,440	$11,286	$1,032	$93,758
Allowance for credit losses	787	1,514	849	3,150	864	1,471	820	3,155
Carrying value	$79,541	$8,298	$453	$88,292	$80,576	$9,815	$212	$90,603
(1)	Stage 3 includes purchased or originated credit-impaired loans.
(2)	Portfolios where the customer account level ‘Probability of Default’ has not been determined have been included in the ‘Loans not graded’ category.

Credit cards	As at January 31, 2021				As at October 31, 2020
Category of PD grades ($ millions)	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3	Total
Very low	$1,356	$16	$–	$1,372	$1,318	$20	$–	$1,338
Low	1,997	249	–	2,246	1,971	184	–	2,155
Medium	2,432	371	–	2,803	2,416	393	–	2,809
High	1,918	1,746	–	3,664	2,229	1,799	–	4,028
Very high	21	764	–	785	41	843	–	884
Loans not graded (1)	1,923	1,350	–	3,273	2,414	1,169	–	3,583
Default	–	–	–	–	–	–	–	–
Total	$9,647	$4,496	$–	$14,143	$10,389	$4,408	$–	$14,797
Allowance for credit losses	448	1,467	–	1,915	501	1,385	–	1,886
Carrying value	$9,199	$3,029	$–	$12,228	$9,888	$3,023	$–	$12,911
(1)	Portfolios where the customer account level ‘Probability of Default’ has not been determined have been included in the ‘Loans not graded’ category.

Undrawn loan commitments – Retail	As at January 31, 2021				As at October 31, 2020
Category of PD grades ($ millions)	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3	Total
Very low	$87,265	$1	$–	$87,266	$85,242	$6	$–	$85,248
Low	16,838	24	–	16,862	16,775	39	–	16,814
Medium	6,280	52	–	6,332	5,739	123	–	5,862
High	2,637	818	–	3,455	2,201	705	–	2,906
Very high	17	242	–	259	3	134	–	137
Loans not graded (1)	9,586	4,349	–	13,935	11,113	4,501	–	15,614
Default	–	–	–	–	–	–	–	–
Carrying value	$122,623	$5,486	$–	$128,109	$121,073	$5,508	$–	$126,581
(1)	Portfolios where the customer account level ‘Probability of Default’ has not been determined have been included in the ‘Loans not graded’ category.

Business and government loans	As at January 31, 2021				As at October 31, 2020
Grade ($ millions)	Stage 1	Stage 2	Stage 3 (1)	Total	Stage 1	Stage 2	Stage 3 (1)	Total
Investment grade	$104,061	$1,768	$–	$105,829	$105,757	$1,290	$–	$107,047
Non-investment grade	92,186	9,270	–	101,456	93,998	8,840	–	102,838
Watch list	33	3,376	–	3,409	47	3,101	–	3,148
Loans not graded (2)	2,065	7	–	2,072	2,063	36	–	2,099
Default	–	–	2,414	2,414	–	–	2,531	2,531
Total	$198,345	$14,421	$2,414	$215,180	$201,865	$13,267	$2,531	$217,663
Allowance for credit losses	384	538	739	1,661	409	560	745	1,714
Carrying value	$197,961	$13,883	$1,675	$213,519	$201,456	$12,707	$1,786	$215,949
(1)	Stage 3 includes purchased or originated credit-impaired loans.
(2)	Portfolios where the customer account level ‘Probability of Default’ has not been determined have been included in the ‘Loans not graded’ category.

Undrawn loan commitments – Business and government	As at January 31, 2021				As at October 31, 2020
Grade ($ millions)	Stage 1	Stage 2	Stage 3 (1)	Total	Stage 1	Stage 2	Stage 3 (1)	Total
Investment grade	$180,456	$1,273	$–	$181,729	$182,580	$1,280	$–	$183,860
Non-investment grade	61,449	3,532	–	64,981	59,600	4,336	–	63,936
Watch list	15	1,777	–	1,792	6	1,704	–	1,710
Loans not graded (2)	3,745	312	–	4,057	3,702	309	–	4,011
Default	–	–	151	151	–	–	161	161
Total	$245,665	$6,894	$151	$252,710	$245,888	$7,629	$161	$253,678
Allowance for credit losses	75	62	–	137	69	32	–	101
Carrying value	$245,590	$6,832	$151	$252,573	$245,819	$7,597	$161	$253,577
(1)	Stage 3 includes purchased or originated credit-impaired loans.
(2)	Portfolios where the customer account level ‘Probability of Default’ has not been determined have been included in the ‘Loans not graded’ category.

(e)	Loans past due but not impaired (1)
A loan is considered past due when a counterparty has not made a payment by the contractual due date. The following table presents the carrying value of loans that are contractually past due but not classified as impaired because they are either less than 90 days past due or fully secured and collection efforts are reasonably expected to result in repayment, or restoring it to a current status in accordance with the Bank’s policy. In cases where borrowers have opted to participate in payment deferral programs as a result of
COVID-19,
deferral of payments is not considered past due and such loans are not aged further during the deferral period.

	As at January 31, 2021 (2)				As at October 31, 2020 (2)
($ millions)	31-60 days	61-90 days	91 days and greater (3)	Total	31-60 days	61-90 days	91 days and greater (3)	Total
Residential mortgages	$799	$382	$–	$1,181	$663	$282	$–	$945
Personal loans	529	322	–	851	604	273	–	877
Credit cards	320	231	629	1,180	401	166	277	844
Business and government	89	44	–	133	288	103	–	391
Total	$1,737	$979	$629	$3,345	$1,956	$824	$277	$3,057
(1)	Loans past due 30 days or less are not presented in this analysis as they are not administratively considered past due.
(2)
For loans where payment deferrals were granted, deferred payments are not considered past due and such loans are not aged further during the deferral period. Regular ageing of the loans resumes, after the end of the deferral period.

(3)	All loans that are over 90 days past due are considered impaired with the exception of credit card receivables which are considered impaired when 180 days past due.

(f)	Purchased credit-impaired loans
Certain financial assets including loans are credit-impaired on initial recognition. The following table provides details of such assets:

	As at
($ millions)	January 31 2021	October 31 2020
Unpaid principal balance (1)	$376	$393
Credit related fair value adjustments	(88)	(93)
Carrying value	288	300
Stage 3 allowance	(14)	(10)
Carrying value net related allowance	$274	$290
(1)	Represents principal amount owed net of write-offs.